Segment Information - Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 4,439	$ 2,419	$ 1,323
Impairment, restructuring charges and other related closure costs		(2)	(11)
Start-up and phase-out costs	(13)		(8)
Gain on sale of non-current assets	2	5	14
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	4,536	2,442	1,496
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	(97)	(23)	(173)
Impairment, restructuring charges and other related closure costs		(2)	(11)
Start-up and phase-out costs	(13)
Unused capacity charges	(22)	(16)	(153)
Other unallocated manufacturing results	(57)	1	(8)
Gain on sale of non-current assets	2	3	11
Strategic and other research and development programs and other non-allocated provisions	$ (7)	$ (9)	$ (12)